Commitments and Contingencies (Tables)	12 Months Ended
May. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments under Non-Cancelable Operating Leases

Future minimum lease payments under non-cancelable operating leases were as follows on May 31, 2015:

US$
Years ending May 31:
2016	135,927
2017	146,013
2018	88,021
2019	63,982
2020	45,570
Thereafter	53,345

532,858

Future Minimum Capital Commitments under Non-Cancelable Construction

As of May 31, 2015, future minimum capital commitments under non-cancelable construction were as follows:

US$
Capital commitment for the purchase of property and equipment	604
Capital commitment for leasehold improvements	3,068

3,672